Contingencies and Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jul. 01, 2006
Commitments and Contingencies [Line Items]
Loss related to litigation settlement					$ 80
Regular scheduled contributions to multi-employer pension plans	1	2	3
Potential amount of payment for leases on property operators in default, maximum	18
Minimum annual rentals due in 2014	9
minimum annual rentals due in 2015	8
Minimum annual rentals due in 2016	1
Minimum annual rentals due in 2017	0
Minumim annual rentals due Thereafter	0
Letter of credit	7
Maximum potential guarantee on third party debt	16
Mexican tax indemnification	$ 10			$ (26)